Note 7. Long-Term Investments (Detail) (USD $)	1 Months Ended	12 Months Ended										12 Months Ended
	Mar. 31, 2010	Oct. 31, 2011		Oct. 31, 2010	Oct. 31, 2012		Oct. 31, 2012 Celerion, Inc. [Member]		Oct. 31, 2011 Celerion, Inc. [Member]		Mar. 05, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]	Oct. 31, 2011 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]	Oct. 31, 2010 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]
Equity Method Investment, Ownership Percentage											15.00%
Preferred Stock, Conversion Basis	1
Investment Owned, at Fair Value							$ 1,400,000
FairValueOfCompanysInvestmentInAndNoteReceivableFromCelerion							15,600,000
Proceeds from Equity Method Investment, Dividends or Distributions		951,000		3,034,000								900,000
Income (Loss) from Equity Method Investments		(1,079,000)		(3,684,000)									100,000	700,000
Equity Method Investments		$ 1,473,000	[1]		$ 1,450,000	[1]	$ 1,450,000	[2]	$ 1,473,000	[2]

[1]	Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company reported equity loss of $0 (2011 - $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company's exposure to losses is limited to its investment of $0 (October 31, 2011 - $0).
[2]	On March 5, 2010, as part of the consideration for the sale of MDS Pharma Services Early Stage (Early Stage), Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 8(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.4 million as of October 31, 2012. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 8(c)) is currently estimated to be $15.6 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.